Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Earnings Per Share

Net income attributable to ITAÚ UNIBANCO HOLDING’s shareholders is divided by the average number of outstanding shares in the period, excluding treasury shares.

	01/01 to 12/31/2018	01/01 to 12/31/2017	01/01 to 12/31/2016
Net income attributable to owners of the parent company	24,907	23,193	21,627
Minimum non-cumulative dividend on preferred shares	(104)	(105)	(105)
Retained earnings to be distributed to common equity owners in an amount per share equal to the minimum dividend payable to preferred equity owners	(109)	(110)	(111)
Retained earnings to be distributed, on a pro-rata basis, to common and preferred equity owners
Common	12,599	11,828	11,002
Preferred	12,095	11,150	10,409
Total net income available to equity owners:
Common	12,708	11,938	11,113
Preferred	12,199	11,255	10,514
Weighted average number of shares outstanding (Note 19a)
Common	4,958,290,359	5,021,834,934	5,027,611,714
Preferred	4,759,872,085	4,734,030,111	4,756,823,490
Earnings per share - Basic – R$
Common	2.56	2.38	2.21
Preferred	2.56	2.38	2.21

b)	Earnings per share diluted

Calculated similarly to the basic earnings per share; however, it includes the conversion of all preferred shares potentially dilutable in the denominator.

	01/01 to 12/31/2018	01/01 to 12/31/2017	01/01 to 12/31/2016
Total net income available to preferred equity owners	12,199	11,255	10,514
Dividend on preferred shares after dilution effects	72	76	74
Net income available to preferred equity owners considering preferred shares after the dilution effect	12,271	11,331	10,588

Total net income available to ordinary equity owners	12,708	11,938	11,113
Dividend on preferred shares after dilution effects	(72)	(76)	(74)
Net income available to ordinary equity owners considering preferred shares after the dilution effect	12,636	11,862	11,039

Adjusted weighted average of shares (Note 19a)
Common	4,958,290,359	5,021,834,934	5,027,611,714
Preferred	4,815,473,777	4,796,645,028	4,821,864,280
Preferred	4,759,872,085	4,734,030,111	4,756,823,490
Incremental from stock options granted under our share-based payment	55,601,692	62,614,917	65,040,790

Earnings per share - diluted – R$
Common	2.55	2.36	2.20
Preferred	2.55	2.36	2.20